Commitments And Contingencies (Schedule Of Lease Information) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Operating lease ROU and other assets		$ 92
Weighted-average remaining lease term (in years)		4 years
Weighted-average discount rate		3.30%
Other Current Liabilities [Member]
Operating and other current liabilities		$ 26
Other Noncurrent Liabilities [Member]
Employee benefit, operating lease and other obligations		66
Other Liabilities [Member]
Total operating lease liabilities	$ 153	$ 92